Net Loss per Share and Unaudited Pro Forma Net Loss per Share - Antidilutive Potential Common Shares (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares	4,814,924	35,482,502	35,605,909	26,614,555
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares	4,814,924	3,925,395	4,048,802	2,169,000
Convertible preferred stock (as converted to common stock)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive potential common shares	0	31,557,107	31,557,107	24,445,555